Related party balances and transactions (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest payable - related party		$ 574,065
Qing Tang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest payable - related party		$ 574,065